Information on staff and remuneration - RSU & PSU programs (Details)			8 Months Ended	12 Months Ended
	May 27, 2021 DKK (kr)	May 12, 2021 DKK (kr)	Dec. 31, 2021 DKK (kr) EquityInstruments	Dec. 31, 2021 DKK (kr) EquityInstruments	Dec. 31, 2020 DKK (kr) EquityInstruments	Dec. 31, 2019 DKK (kr) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning | EquityInstruments				2,019,368	1,709,912
Balance at the end | EquityInstruments			2,209,044	2,209,044	2,019,368	1,709,912
RSU programs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted			507,461	507,461	27,466	0
Initial value of program granted			kr 92,200,000	kr 92,200,000	kr 6,100,000
Balance at the beginning				27,466	0	0
Granted during the year			507,461	507,461	27,466	0
Vested during the year				(163)	0	0
Forfeited during the year				(74,675)	0	0
Balance at the end			460,089	460,089	27,466	0
Vesting period				3 years
PSU programs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted	97,090	185,162		282,852	0	22,915
Initial value of program granted			kr 51,700,000	kr 51,700,000	kr 3,200,000
Balance at the beginning				19,765	19,765	0
Granted during the year	97,090	185,162		282,852	0	22,915
Vested during the year				0	0	0
Forfeited during the year				(30,856)	0	(3,150)
Balance at the end			271,761	271,761	19,765	19,765
Vesting period				3 years